Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Parent Company Balance Sheets

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2023	2024
ASSETS
Cash	$2,025	$33
Prepaid expenses and other current assets, net	7,342	7,198
Investment in subsidiaries	7,377	5,943
Total assets	16,744	13,174

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	5	335
Warrant liabilities	661	947
Total liabilities	666	1,282

Shareholders’ equity
Class A Ordinary shares (par value of $0.0001 per share; 400,000,000 Class A Ordinary shares authorized as of December 31, 2023 and 2024, respectively; 40,076,493 and 39,876,493 Class A Ordinary shares issued and outstanding as of December 31, 2023; 51,845,493 and 51,645,493 Class A Ordinary shares issued and outstanding as of December 31, 2024, respectively)	4	5
Class B Ordinary shares (par value of $0.0001 per share; 100,000,000 Class B Ordinary shares authorized as of December 31, 2023 and 2024, respectively; 49,628,565 and 46,659,565 Class B Ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)	5	5
Additional paid in capital	144,160	208,701
Accumulated deficit	(128,091)	(196,819)
Total shareholders’ equity	16,078	11,892
TOTAL LIABILITIES AND EQUITY	$16,744	$13,174

Schedule of Condensed Parent Company Statements of Operations

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2022	2023	2024
Operating loss:
Selling expenses	$-	$(1)	$-
General and administrative expenses	-	(10,723)	(32,536)
Research and development expenses	-	(500)	(31,020)
Share of loss of subsidiaries	(6,669)	(14,581)	(4,206)
Total operating costs and expenses	(6,669)	(25,805)	(67,762)

Financial expenses, net	-	(478)	(615)
Change of fair value of warrant liabilities	-	(629)	(286)
Total other loss, net	(6,669)	(1,107)	(901)

Loss before income tax expense	(6,669)	(26,912)	(68,663)
Income tax expense	-	-	-
Net loss	$(6,669)	$(26,912)	$(68,663)

Schedule of Condensed Parent Company Statements of Cash Flow

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOW

	For the years ended December 31,
	2022	2023	2024
Cash flows used in operating activities	$-	$(1,177)	$(1,992)
Cash flows used in investing activities	-	(6,000)	-
Cash flows provided by financing activities	-	9,202	-
Net increase (decrease) in cash	-	2,025	(1,992)
Cash at beginning of year	-	-	2,025
Cash at end of year	$-	$2,025	$33